Trade and other receivables - Movement in provision for expected credit losses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Trade and other receivables
Financial assets at beginning of period	$ 8,968,265
Financial assets at end of period	10,671,194	$ 8,968,265
Charge for provision for expected credit losses	594,358	578,341	$ 273,975
Charge for expected credit losses for continued and discontinued operations	594,358	578,341	535,340
Discontinued operations
Trade and other receivables
Charge for provision for expected credit losses			261,365
Accumulated impairment | Trade Receivables Customer Wallet Receivables Accrued Income
Trade and other receivables
Financial assets at beginning of period	(1,514,586)	(2,328,308)
Charge to the consolidated statement of comprehensive income	(594,358)	(578,341)
Assets classified as held for sale.		(1,392,063)
Financial assets at end of period	$ (2,108,944)	$ (1,514,586)	$ (2,328,308)